CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (USD $) In Thousands, unless otherwise specified	Total	Comprehensive Income	Common Stock	Capital Surplus	Retained Earnings	Accumulated Other Comprehensive Income	Treasury Stock
Beginning Balance at Dec. 31, 2008	$ 44,468		$ 806	$ 5,516	$ 40,160	$ 18	$ (2,032)
Net income	4,402	4,402			4,402
Components of other comprehensive income (loss):
Unrealized gain (loss) on available for sale securities, net of reclassification adjustment, net of tax expense (benefit) of $632 in 2011, ($19) in 2010 and $252 in 2009	489	489				489
Change in net unrealized gain (loss) on investment securities available for sale	583
Realized loss included in net income, net of tax benefit of $5, $4 and $48	94
Total	489
Comprehensive income		4,891
Exercise of stock options (1,428 shares in 2011, 38,440 in 2010 and 2,050 in 2009)	37		1	36
Purchase of treasury stock (1,000 shares)	(35)						(35)
Cash dividends ($1.44 per share)	(2,244)				(2,244)
Ending Balance at Dec. 31, 2009	47,117		807	5,552	42,318	507	(2,067)
Net income	5,159	5,159			5,159
Components of other comprehensive income (loss):
Unrealized gain (loss) on available for sale securities, net of reclassification adjustment, net of tax expense (benefit) of $632 in 2011, ($19) in 2010 and $252 in 2009	(37)	(37)				(37)
Change in net unrealized gain (loss) on investment securities available for sale	(46)
Realized loss included in net income, net of tax benefit of $5, $4 and $48	9
Total	(37)
Comprehensive income		5,122
Exercise of stock options (1,428 shares in 2011, 38,440 in 2010 and 2,050 in 2009)	740		19	721
Cash dividends ($1.44 per share)	(2,300)				(2,300)
Ending Balance at Dec. 31, 2010	50,679		826	6,273	45,177	470	(2,067)
Net income	5,336	5,336			5,336
Components of other comprehensive income (loss):
Unrealized gain (loss) on available for sale securities, net of reclassification adjustment, net of tax expense (benefit) of $632 in 2011, ($19) in 2010 and $252 in 2009	1,226	1,226				1,226
Change in net unrealized gain (loss) on investment securities available for sale	1,215
Realized loss included in net income, net of tax benefit of $5, $4 and $48	11
Total	1,226
Comprehensive income		6,562
Stock compensation expense	130			130
Exercise of stock options (1,428 shares in 2011, 38,440 in 2010 and 2,050 in 2009)	49		1	48
Cash dividends ($1.44 per share)	(2,320)				(2,320)
Ending Balance at Dec. 31, 2011	$ 55,100		$ 827	$ 6,451	$ 48,193	$ 1,696	$ (2,067)